Credit facility	12 Months Ended
Aug. 31, 2025
Credit facility
Credit facility

14. Credit facility

The Company had an authorized line of credit of $181,924 (C$250,000), renewable annually, bearing interest at prime rate plus 1%, secured by a first ranking movable hypothec of $545,772 (C$750,000) on all present and future accounts receivable and inventory. Effective March 31, 2024, the line of credit was not renewed and closed. As at August 31, 2025, the Company has drawn an amount of nil (2024 – nil; 2023 - $114,518) on the line of credit.